Debt (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of long term debt [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the three-month periods ended March 31, 2026 and 2025, which includes short and long-term debt:

	March 31,
	2026		2025
Changes in total debt:
At the beginning of the year	Ps.	1,531,298,090	Ps.	1,978,772,255
Loans obtained - financing institutions	202,673,971		377,847,363
Debt payments	(298,210,433)		(299,080,742)
Accrued interest (1)(2)	31,320,836		42,360,221
Interest (paid)	(44,020,330)		(55,966,327)
Foreign exchange	4,867,677		9,519,573
At the end of the period	Ps.	1,427,929,811	Ps.	2,053,452,343

(1)During the three-month period ended March 31 2025, includes Ps. 314,877 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 247,331.
(2)During the three-month period ended March 31, 2026, includes Ps. 447,331 of premiums and awards amortizations; Ps. (43,000) of fees and expenses related to the issuance of debt and amortized cost of Ps. (150,307).

Summary of Foreign Currency Translation
As of March 31, 2026 and 2025, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	March 31,
	2026	2025
U.S. dollar	18.0667	20.3182
Japanese yen	0.11268	0.1345
Pounds sterling	23.9709	26.3222
Euro	20.7929	21.9254
Swiss francs	22.6314	23.0313
UDI	8.785311	8.421934